Declaration of Distributions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 20, 2021	Dec. 31, 2021
Class A Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.00164
Cash distribution record date start	Jan. 01, 2022
Cash distribution record date end	Mar. 31, 2022
Class T Common stock
Dividend Declared [Line Items]
Common stock per share outstanding per day declared	$ 0.00164
Cash distribution record date start	Jan. 01, 2022
Cash distribution record date end	Mar. 31, 2022
Class A and Class T Common Shares
Dividend Declared [Line Items]
Distributions declared		$ 47.0
Distributions per share		$ 0.60